Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Carrying Amounts of Goodwill and Intangible Assets

(a) Carrying amounts of goodwill and intangible assets

As at December 31, 2017	Balance, January 1, 2017	Additions/ disposals	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2017
Goodwill	$5,884	$–	$	n/a	$(171)	$5,713
Indefinite life intangible assets
Brand	805	–		n/a	(52)	753
Fund management contracts and other(1)	785	–		n/a	(30)	755
	1,590	–		n/a	(82)	1,508
Finite life intangible assets(2)
Distribution networks	1,093	–		47	(57)	989
Customer relationships	969	–		56	(14)	899
Software	494	306		121	(18)	661
Other	77	–		5	(2)	70
	2,633	306		229	(91)	2,619
Total intangible assets	4,223	306		229	(173)	4,127
Total goodwill and intangible assets	$10,107	$306		$229	$(344)	$9,840

As at December 31, 2016	Balance, January 1, 2016	Additions(3)/ disposals(4)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2016
Goodwill	$5,685	$256	$	n/a	$(57)	$5,884
Indefinite life intangible assets
Brand	831	–		n/a	(26)	805
Fund management contracts and other(1)	723	76		n/a	(14)	785
	1,554	76		n/a	(40)	1,590
Finite life intangible assets(2)
Distribution networks	726	450		50	(33)	1,093
Customer relationships	947	79		53	(4)	969
Software	396	229		126	(5)	494
Other	76	6		5	–	77
	2,145	764		234	(42)	2,633
Total intangible assets	3,699	840		234	(82)	4,223
Total goodwill and intangible assets	$9,384	$1,096		$234	$(139)	$10,107

(1)	For fund management contracts, the significant CGUs to which these were allocated and their associated carrying values were John Hancock Investments and Retirement Plan Services with $367 (2016 – $393) and Canadian Wealth (excluding Manulife Bank of Canada) with $273 (2016 – $273).
(2)	Gross carrying amount of finite life intangible assets was $1,294 for distribution networks, $1,128 for customer relationships, $1,841 for software and $126 for other (2016 – $1,363, $1,142, $1,581 and $133, respectively).
(3)	In 2016, acquisitions of Standard Chartered’s MPF business in Hong Kong and Transamerica’s broker-dealer business in the USA led to additions of goodwill of $194 and $59 and intangible assets of $193 and $26, respectively. Commencement of sales through the DBS relationship led to recognition of $536 of distribution networks.
(4)	In 2016, disposals include impairments of distribution networks for discontinued products of $150 in the U.S. Division.

Summary of Impairment Testing of Goodwill

sold, and where interdependencies exist. The following tables present the carrying value of goodwill by CGUs.

As at December 31, 2017 CGU or Group of CGUs	Balance, January 1, 2017	Additions/ disposals	Effect of changes in foreign exchange rates	Balance, December 31, 2017
Asia (excluding Hong Kong and Japan)	$160	$–	$(6)	$154
Hong Kong	194	–	(14)	180
Japan Insurance and Wealth	403	–	(12)	391
Canadian Individual Life	155	–	–	155
Canadian Affinity Markets	83	–	–	83
Canadian Wealth (excluding Manulife Bank)	1,085	–	–	1,085
Canadian Group Benefits and Group Retirement Solutions	1,773	–	–	1,773
International Group Program	90	–	(6)	84
John Hancock Insurance	428	–	(28)	400
John Hancock Investments and Retirement Plan Services	1,220	–	(99)	1,121
Manulife Asset Management and Other	293	–	(6)	287
Total	$5,884	$–	$(171)	$5,713

As at December 31, 2016 CGU or Group of CGUs	Balance, January 1, 2016	Additions/ disposals	Effect of changes in foreign exchange rates	Balance, December 31, 2016
Asia (excluding Hong Kong and Japan)	$166	$–	$(6)	$160
Hong Kong	–	194	–	194
Japan Insurance and Wealth	404	–	(1)	403
Canadian Individual Life	155	–	–	155
Canadian Affinity Markets	83	–	–	83
Canadian Wealth (excluding Manulife Bank)	1,085	–	–	1,085
Canadian Group Benefits and Group Retirement Solutions	1,773	–	–	1,773
International Group Program	93	–	(3)	90
John Hancock Insurance	378	59	(9)	428
John Hancock Investments and Retirement Plan Services	1,254	3	(37)	1,220
Manulife Asset Management and Other	294	–	(1)	293
Total	$5,685	$256	$(57)	$5,884